Cover	Nov. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2020
Entity File Number	0-9068
Entity Registrant Name	WEYCO GROUP, INC.
Entity Central Index Key	0000106532
Entity Tax Identification Number	39-0702200
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	333 W. Estabrook Blvd.
Entity Address, Address Line Two	P. O. Box 1188
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53201
City Area Code	414
Local Phone Number	908-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $1.00 par value per share
Trading Symbol	WEYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false